NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES (Details) (USD $)	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Jan. 31, 2010	Oct. 31, 2009
Short-term Convertible Promissory Notes - Principal Value - Issued	$ 17,271,703		$ 16,039,350
Principal payments on Bridge Notes	(2,124,851)		(2,071,910)
Short-term Convertible Promissory Note Conversions	(9,890,228)		(5,704,169)
Bridge Note Exchanges	20,952		(26,357)
Original Issue Discount, net of accreted interest	(456,547)		(1,300,347)
Fair Value of Attached Warrants at issuance	(5,514,180)		(5,234,373)
Fair Value of Embedded Derivatives at issuance	(6,034,500)		(5,727,932)				81,028
Accreted interest on embedded derivative and warrant liabilities	10,846,613		8,170,990
Convertible Notes- as of July 31, 2012	4,118,962		4,145,252
Embedded Derivative Liability	0	159,657	946,046	1,086,599	1,058,580	229,625	81,028	102,433	1,077,659	449,055	1,086,514
Notes Payable - convertible promissory notes and fair value of embedded derivative	$ 4,256,711		$ 5,091,298				$ 751,456